COMMITMENTS AND CONTINGENCIES - Commitments to Fund Investments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Total original loan commitments	$ 121,570,101	$ 0
Less: drawn commitments	(97,547,112)	0
Total undrawn commitments	$ 24,022,989	$ 0